ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Inputs [Table Text Block]	The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of March 31, 2014 and December 31, 2013.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.2%
The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of December 31, 2013 and December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.2%

Schedule of Change in Asset Retirement Obligation [Table Text Block]
Asset Retirement Obligation
Asset retirement obligation at 12/31/13	$6,158
Adjustment	(1,708)
Accretion Expense	152
Asset retirement obligation at 3/31/14	$4,602

Asset Retirement Obligation
Asset retirement obligation at 12/31/12	$5,584
Accretion Expense	574
Asset retirement obligation at 12/31/13	$6,158